Biological assets (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Biological assets
Point of harvest amount	$ 319,189	$ 283,714
Initial recognition and changes in fair value of biological assets	1,712	9,859
Amount attributable to price changes	10,933	10,821
Amount attributable to physical changes	$ (9,221)	$ (962)